Supplement dated February 24, 2010 to your Prospectus dated May 1, 2009

HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN:

333-72042               HV-5244 - PremierSolutions (Standard -Series II)

HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN:

333-72042               HV-5244 - PremierSolutions (Standard -Series II)

Supplement dated February 24, 2010 to your Prospectus dated May 1, 2009

FUND NAME CHANGE

DREYFUS SMALL CAP VALUE FUND — Class A

Effective February 12, 2010, the Dreyfus Small Cap Value Fund was renamed the Dreyfus Small Cap Fund.

All references in the prospectus to the Dreyfus Small Cap Value Fund are deleted and replaced with the Dreyfus Small Cap Fund.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.